Commitments - Acquisition and disposal commitments (Details) shares in Millions, $ in Millions, $ in Millions, € in Billions				1 Months Ended		12 Months Ended
	Jan. 29, 2020	Aug. 30, 2018 AUD ($)	Apr. 25, 2018 shares	Jan. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Mar. 31, 2020	Aug. 29, 2018 USD ($)
Vodafone Egypt
Acquisition commitments
Ownership interest (as a percent)	55.00%			55.00%	55.00%	55.00%
Cash consideration				$ 2,400	€ 2.2
Bharti Airtel and Vodafone Jointly Control Operation
Acquisition commitments
Ownership interest sold (as a percentage)			29.40%
TPG
Acquisition commitments
Percentage of stake owned		49.90%
Vodafone Hutchison Australia Pty Limited
Acquisition commitments
Guaranteed debt amount		$ 850					$ 1,750
Bharti Infratel (Idea Group) | Indus Towers
Acquisition commitments
Percentage of stake owned			42.00%
Vodafone | Indus Towers
Acquisition commitments
Percentage of stake owned			42.00%
Number of shares issued			783.1
Vodafone | Hutchison Telecommunications (Australia) Limited
Acquisition commitments
Percentage of stake owned		25.05%
Providence | Indus Towers
Acquisition commitments
Percentage of stake owned			4.85%
Ownership interest which has selling option (as percent)			3.35%
Idea | Indus Towers
Acquisition commitments
Percentage of stake owned			11.15%
Ownership interest which has selling option (as percent)			11.15%
Bharti Airtel | Bharti Infratel (Idea Group) | Minimum
Acquisition commitments
Percentage of stake owned			37.20%
Bharti Airtel | Bharti Infratel (Idea Group) | Maximum
Acquisition commitments
Percentage of stake owned			53.50%